Form N-1A Cover	Dec. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 11, 2025
Prospectus Date	Jun. 27, 2025